SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

NOTIFICATION OF REDEMPTION OF SECURITIES PURSUANT TO RULE 23c-2 UNDER THE

INVESTMENT COMPANY ACT OF 1940

Securities Act File No. 333-216805

Investment Company Act File No. 811-23240

Eaton Vance Floating-Rate 2022 Target Term Trust

Name of Registrant

Two International Place, Boston, MA 02110

Address of Principal Executive Office

The undersigned registered closed-end investment company hereby amends the Notification of Redemption of Securities filed with the Securities and Exchange Commission (the “Commission”) on February 2, 2022 (the “Original Notice”) to notify the Commission of a revision to the Original Notice as follows:

(2)       Date on Which the Securities are to be Redeemed:

The Variable Rate Term Preferred Shares Series C-1 will be redeemed on or about April 12, 2022.

Except as otherwise expressly amended herein, the terms of the Original Notice remain in full force and effect.

SIGNATURE

Pursuant to Rule 23c-2 under the Investment Company Act of 1940, as amended, the registrant has caused this notification to be duly executed on its behalf in the City of Boston and the Commonwealth of Massachusetts on the 3rd of March, 2022.

EATON VANCE FLOATING-RATE 2022 TARGET TERM TRUST

By: /s/ Jill R. Damon

Name: Jill R. Damon

Title: Secretary